Changes in Number of Shares of Common Stock Issued and Outstanding (Detail) - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Equity [Abstract]
Common stock, shares issued, beginning balance	1,044,707,767	1,011,950,206	1,004,638,164
Exercise of stock acquisition rights	948,500	134,800
Stock issued under exchange offering			7,312,042
Conversion of zero coupon convertible bonds	124,116,993	32,622,761
Common stock, shares issued, ending balance	1,169,773,260	1,044,707,767	1,011,950,206